SCHEDULE OF CHANGE IN VALUATION ALLOWANCE (Details) - Intec Pharma Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance at the beginning of the year	$ 44,022	$ 32,684
Changes during the year	3,475	11,338
Balance at the end of the year	$ 47,497	$ 44,022